Segment and Revenue by Geography and By Major Customer	12 Months Ended
Dec. 31, 2025
Segment and Revenue by Geography and by Major Customer [Abstract]
SEGMENT AND REVENUE BY GEOGRAPHY AND BY MAJOR CUSTOMER

NOTE 18 - SEGMENT AND REVENUE BY GEOGRAPHY AND BY MAJOR CUSTOMER:

a.	The chief operating decision maker (the “CODM”) is the Company’s Chief Executive Officer, who makes resource allocation decisions and assesses performance based on financial information prepared on a consolidated basis, accompanied by disaggregated information about revenues, gross profit and operating loss by the two identified reportable segments. The Company’s business includes two operating segments based on the two markets the Company serves:

Cross Industry Business: The Company’s solutions for the non-automotive verticals, including audio-video, industrial, machine vision and medical markets, that deliver superior, plug-and-play convergence and distribution of different interfaces, through a single long-distance category cable.

Automotive: Valens Automotive delivers safe & resilient high-speed in-vehicle connectivity for advanced car architectures, realizing the vision of connected and autonomous cars.

For the purpose of evaluating financial performance and allocating resources, the CODM reviews financial information presented on a consolidated basis accompanied by disaggregated information about revenues, gross profit and operating loss by the two identified reportable segments, to make decisions about resources to be allocated to the segments and assess their performance. Assets information is not provided to the CODM and is not reviewed. Revenues and cost of goods sold are directly associated with the activities of a specific segment. Direct operating expenses, including general and administrative expenses, associated with the activities of a specific segment are charged to that segment. General and administrative expenses which cannot be attributed directly, are allocated evenly between segments. Other operating expenses are allocated to segments based on headcount ratio.

The CODM monitors the gross profit of each segment to analyze fluctuations relative to prior periods (cost reductions, change in product mix etc.).

The CODM uses segment operating profit (loss) to evaluate income (loss) in deciding whether to reinvest profits into the segment. Segment operating profit (loss) is used to monitor budget versus actual results, in order to assess the performance of the segment.

	Year ended December 31, 2025
	CIB	Automotive	Consolidated
	U.S. dollars in thousands
Revenues	51,655	18,970	70,625
Cost of revenues	(16,493)	(10,047)	(26,540)
Gross profit	35,162	8,923	44,085
Research and development expenses	28,634	14,021	42,655
Sales and marketing expenses	12,025	9,365	21,390
General and administrative expenses	8,911	5,353	14,264
Change in earnout liability	(169)	-	(169)
Segment operating loss	(14,239)	(19,816)	(34,055)
Change in fair value of Forfeiture Shares			1
Financial income, net			2,620
Loss before taxes on income			(31,434)

Depreciation and Amortization expenses	2,095	885	2,980
Stock-based compensation	9,072	7,468	16,540
	Year ended December 31, 2024
	CIB	Automotive	Consolidated
	U.S. dollars in thousands
Revenues	36,291	21,568	57,859
Cost of revenues	(10,536)	(13,046)	(23,582)
Gross profit	25,755	8,522	34,277
Research and development expenses	23,795	16,680	40,475
Sales and marketing expenses	8,936	9,366	18,302
General and administrative expenses	7,922	8,543	16,465
Change in earnout liability	377	-	377
Segment operating loss	(15,275)	(26,067)	(41,342)
Change in fair value of Forfeiture Shares			37
Financial income, net			4,795
Loss before taxes on income			(36,510)

Depreciation and Amortization expenses	1,619	927	2,546
Stock-based compensation	6,927	8,191	15,118

	Year ended December 31, 2023
	CIB	Automotive	Consolidated
	U.S. dollars in thousands
Revenues	57,411	26,750	84,161
Cost of revenues	(13,149)	(18,420)	(31,569)
Gross profit	44,262	8,330	52,592
Research and development expenses	25,620	22,551	48,171
Sales and marketing expenses	7,410	9,904	17,314
General and administrative expenses	7,062	6,962	14,024
Segment operating profit (loss)	4,170	(31,087)	(26,917)
Change in fair value of Forfeiture Shares			1,713
Financial income, net			5,637
Loss before taxes on income			(19,567)

Depreciation expenses	816	816	1,632
Stock-based compensation	6,928	8,098	15,026
b.	Geographic Revenues

The following table shows revenue by geography, based on the customers’ “bill to” location:

	Year Ended December 31
	2025	2024	2023
	U.S. dollars in thousands

Domestic (Israel)	470	696	3,086
China	10,612	9,328	9,578
Hong Kong	9,134	5,630	7,211
Portugal	9,181	7,768	1,386
United States	9,640	7,723	7,330
Germany	2,595	2,423	8,347
Hungary	9,023	12,634	21,126
Other	19,970	11,657	26,097
	70,625	57,859	84,161

c.	Supplemental data - Major Customers:

The following table summarizes the significant customers’ (including distributors) accounts receivable and revenues as a percentage of total accounts receivable and total revenues, respectively:

	December 31
	2025	2024
	% of Account Receivable
Accounts Receivable
Customer A	16%	14%
Customer B	15%	18%
Customer C	15%	16%
Customer D	10%	14%
Customer E	10%	4%

	Year Ended December 31
	2025	2024	2023
	% of Revenues
Revenues
Customer A	13%	13%	2%
Customer C	11%	10%	8%
Customer D	7%	15%	17%
Customer F	3%	6%	11%

d.	Long-lived assets by Geography:

	December 31
	2025	2024	2023
	U.S. dollars in thousands

Domestic (Israel)	8,657	9,482	4,419
China	138	314	176
USA	871	931	139
Other	136	286	422
	9,802	11,013	5,156